One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

September 18, 2020

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

N-14 Registration Statement

Ladies and Gentlemen:

Attached hereto is an N-14 registration statement related to the following merger of portfolios of Ohio National Fund.

Target Portfolio	Survivor Portfolio
ON Conservative Model Portfolio	ON Moderately Conservative Model Portfolio

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel